Benefit Plans - Summary of the Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net periodic pension cost:
Service cost	[1]	$ 341	$ 548	$ 612
Interest cost		446	351	319
Estimated return on plan assets		(909)	(1,078)	(998)
Net amortization and other		$ 78	35	35
Interest Cost Income Statement Location		Other expense
Estimated return on plan assets income statement location		Other expense
Net amortization and other income statement location		Other expense
Net periodic benefit cost (income)		$ (44)	(144)	(32)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial loss (gain)		(567)	1,949	(1,012)
Net amortization		(78)	(35)	(35)
Net amount recognized in OCI		(645)	1,914	(1,047)
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax		$ (689)	$ 1,770	$ (1,079)
Weighted average assumptions used to determine net periodic pension cost:
Discount rate		5.30%	3.18%	2.94%
Expected long-term rate of return on plan assets		6.70%	6.50%	6.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate		4.50%	4.00%	3.00%
Assumed long-term rate of annual compensation increases		4.50%	4.50%	4.50%
IH
Net periodic pension cost:
Service cost		$ 22	$ 40	$ 41

[1]	Includes $22 million, $40 million and $41 million for the year ended December 31, 2023, 2022, and 2021, respectively, of service cost reported in net income from discontinued operations for the qualified defined benefit pension plan for employees of TIH. Following the sale of TIH, Truist will (i) no longer recognize the service costs for TIH employees, (ii) retain the related postretirement benefit obligation for TIH employees, and (iii) remeasure the postretirement benefit obligation of the plan.